revenue from contracts with customers - Revenues (Details) - Minimum - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	$ 3,148	$ 3,197
The 12-month period ending one year hence
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	2,119	2,279
The 12-month period ending two years hence
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	973	883
Thereafter
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	$ 56	$ 35